First Quarter Report
March 31, 2023 (Unaudited)
CTIVP® – American Century Diversified Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency(a) 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aaset Trust(b)
Subordinated Series 2021-2A Class B
01/15/2047	3.538%	6,261,958	4,712,312
AIMCO CLO Ltd.(b),(c)
Series 2019-10A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 07/22/2032	6.715%	4,750,000	4,469,123
Aligned Data Centers Issuer LLC(b)
Series 2022-1A Class A2
10/15/2047	6.350%	5,800,000	5,922,312
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	6,300,000	5,141,001
AMMC CLO XI Ltd.(b),(c)
Series 2012-11A Class BR2
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	6.402%	4,500,000	4,381,528
AMMC CLO XII Ltd.(b),(c)
Series 2013-12A Class BR
3-month USD LIBOR + 1.500% Floor 1.500% 11/10/2030	6.359%	4,300,000	4,165,647
Applebee’s Funding LLC/IHOP Funding LLC(b)
Series 2019-1A Class A2I
06/07/2049	4.194%	5,530,140	5,415,853
Series 2019-1A Class AII
06/07/2049	4.723%	4,950,000	4,482,836
ARES L CLO Ltd.(b),(c)
Series 2018-50A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 01/15/2032	6.692%	4,150,000	3,903,967
ARES LII CLO Ltd.(b),(c)
Series 2019-52A Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 04/22/2031	6.915%	3,550,000	3,356,209
Atrium IX(b),(c)
Series 209A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 05/28/2030	6.453%	3,050,000	2,975,110
BDS Ltd.(b),(c)
Series 2021-FL7 Class C
1-month USD LIBOR + 1.700% Floor 1.700% 06/16/2036	6.461%	8,075,000	7,605,139
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Blackbird Capital Aircraft(b)
Series 2021-1A Class A
07/15/2046	2.443%		5,125,318	4,442,626
Subordinated Series 2021-1A Class B
07/15/2046	3.446%		4,927,556	3,851,806
Carlyle US CLO Ltd.(b),(c)
Series 2019-2A Class 2AR
3-month USD LIBOR + 1.650% Floor 1.650% 07/15/2032	6.442%		2,575,000	2,505,668
Castlelake Aircraft Securitization Trust(b)
Series 2018-1 Class A
06/15/2043	4.125%		2,439,926	2,203,497
Castlelake Aircraft Structured Trust(b)
Series 2017-1R Class A
08/15/2041	2.741%		3,352,369	2,966,847
Cerberus Loan Funding XXVIII LP(b),(c)
Series 2020-1A Class A
3-month USD LIBOR + 1.850% Floor 1.850% 10/15/2031	6.642%		4,993,687	4,947,915
Clsec Holdings LLC(b)
Subordinated Series 2021-1 Class C
05/11/2037	6.171%		12,422,522	10,301,133
Cologix Canadian Issuer LP(b)
Series 2022-1CAN Class A2
01/25/2052	4.940%	CAD	10,300,000	7,048,530
Dewolf Park CLO Ltd.(b),(c)
Series 2017-1A Class CR
3-month USD LIBOR + 1.850% Floor 1.850% 10/15/2030	6.642%		5,000,000	4,680,515
DI Issuer LLC(b)
Series 2021-1A Class A2
09/15/2051	3.722%		13,021,994	11,714,187
Edgeconnex Data Centers Issuer LLC(b)
Series 2022-1 Class A2
03/25/2052	4.250%		5,807,274	5,606,086
Flexential Issuer(b)
Series 2021-1A Class A2
11/27/2051	3.250%		7,994,000	7,109,478
Goldentree Loan Management US CLO 4 Ltd.(b),(c)
Series 2019-4A Class CR
3-month USD LIBOR + 2.000% Floor 2.000% 04/24/2031	6.816%		7,785,000	7,373,672
2	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goodgreen(b),(d)
Series 2018-1A Class A
10/15/2053	3.930%	3,525,972	3,209,904
Goodgreen Trust(b)
Series 2021-1A Class A
10/15/2056	2.660%	2,874,047	2,426,849
Greystone CRE Notes Ltd.(b),(c)
Series 2019-FL2 Class C
1-month USD LIBOR + 2.000% Floor 2.000% 09/15/2037	6.684%	4,579,500	4,425,716
Series 2019-FL2 Class D
1-month USD LIBOR + 2.400% Floor 2.400% 09/15/2037	7.084%	3,969,000	3,863,317
KKR CLO Ltd.(b),(c)
Series 2018 Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 07/18/2030	6.895%	3,525,000	3,356,258
KKR Static CLO I Ltd.(b),(c)
Series 2022-1A Class B
3-month Term SOFR + 2.600% Floor 2.600% 07/20/2031	7.239%	4,125,000	4,070,756
Lunar Aircraft Ltd.(b)
Series 2020-1A Class A
02/15/2045	3.376%	5,755,499	4,978,507
Lunar Structured Aircraft Portfolio Notes(b)
Series 2021-1 Class A
10/15/2046	2.636%	7,596,819	6,610,831
Subordinated Series 2021-1 Class B
10/15/2046	3.432%	2,807,749	2,382,476
MAPS Trust(b)
Series 2021-1A Class A
06/15/2046	2.521%	5,716,322	4,976,887
Nassau Ltd.(b),(c)
Series 2019-IA Class BR
3-month USD LIBOR + 2.600% Floor 2.600% 04/15/2031	7.392%	7,000,000	6,483,267
Navigator Aircraft ABS Ltd.(b),(d)
Series 2021-1 Class A
11/15/2046	2.771%	7,670,387	6,631,876
Neuberger Berman Loan Advisers CLO Ltd.(b),(c)
Series 2018-28A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 04/20/2030	6.408%	2,350,000	2,287,821
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 31 LLC(b),(c)
Series 2017-1A Class CR
3-month USD LIBOR + 2.050% Floor 2.050% 07/20/2030	6.858%	5,250,000	5,062,522
Octagon Investment Partners XV Ltd.(b),(c)
Series 2013-1A Class CRR
3-month USD LIBOR + 2.000% Floor 2.000% 07/19/2030	6.798%	3,100,000	2,906,052
Palmer Square Loan Funding Ltd.(b),(c)
Series 2022-1A Class D
3-month USD LIBOR + 5.000% Floor 5.000% 04/15/2030	9.632%	4,700,000	4,085,489
Series 2022-2A Class A2
3-month Term SOFR + 1.900% Floor 1.900% 10/15/2030	6.558%	3,625,000	3,491,607
Series 2022-4A Class A2
3-month Term SOFR + 2.350% Floor 2.350% 07/24/2031	7.076%	5,400,000	5,375,840
Series 2022-5A Class A2
3-month Term SOFR + 2.650% Floor 2.650% 01/15/2031	7.308%	2,400,000	2,373,271
PFP Ltd.(b),(c)
Subordinated Series 2021-8 Class D
1-month USD LIBOR + 2.150% Floor 2.150% 08/09/2037	6.834%	3,200,000	2,951,259
Pioneer Aircraft Finance Ltd.(b)
Series 2019-1 Class A
06/15/2044	3.967%	6,358,083	5,503,811
Ready Capital Mortgage Financing LLC(b),(c)
Subordinated Series 2021-FL5 Class C
1-month USD LIBOR + 2.250% Floor 2.250% 04/25/2038	7.095%	3,841,000	3,670,013
Rockford Tower CLO Ltd.(b),(c)
Series 2020-1A Class C
3-month USD LIBOR + 2.350% 01/20/2032	7.158%	5,125,000	4,858,505
Sierra Timeshare Receivables Funding LLC(b)
Series 2019-2A Class C
05/20/2036	3.120%	1,262,250	1,186,142
Stack Infrastructure Issuer LLC(b)
Series 2021-1A Class A2
03/26/2046	1.877%	3,999,000	3,551,368

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
START Ireland(b)
Series 2019-1 Class A
03/15/2044	4.089%	5,235,319	4,629,010
Stewart Park CLO Ltd.(b),(c)
Series 2015-1A Class CR
3-month USD LIBOR + 1.800% Floor 1.800% 01/15/2030	6.592%	4,150,000	3,867,526
Stonepeak ABS(b)
Series 2021-1A Class AA
02/28/2033	2.301%	4,011,164	3,703,147
TCI-Symphony CLO Ltd.(b),(c)
Series 2017-1A Class CR
3-month USD LIBOR + 1.800% Floor 1.800% 07/15/2030	6.592%	6,700,000	6,242,691
Wellfleet CLO Ltd.(b),(c)
Series 2022-1A Class B1
3-month Term SOFR + 2.350% Floor 2.350% 04/15/2034	7.008%	3,250,000	3,145,370
Total Asset-Backed Securities — Non-Agency (Cost $275,511,413)			253,591,085

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

BBCMS Mortgage Trust(b),(c)
Subordinated Series 2019-BWAY Class E
1-month USD LIBOR + 2.850% Floor 2.850% 11/25/2034	7.535%	8,236,000	2,947,703
BX Commercial Mortgage Trust(b),(c)
Subordinated CMO Series 2021-VOLT Class F
1-month USD LIBOR + 2.400% Floor 2.400% 09/15/2036	7.084%	8,900,000	8,185,898
BX Commercial Mortgage Trust(b),(d)
Subordinated Series 2020-VIVA Class D
03/11/2044	3.549%	6,750,000	5,267,140
BX Trust(b)
Series 2019-OC11 Class C
12/09/2041	3.856%	3,439,000	2,883,203
BXMT Ltd.(b),(d)
Subordinated Series 2020-FL2 Class D
02/15/2038	6.659%	3,289,000	2,879,131
ELP Commercial Mortgage Trust(b),(c)
Subordinated Series 2021-ELP Class E
1-month USD LIBOR + 2.118% Floor 2.118% 11/15/2038	6.803%	5,704,000	5,307,888
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One Market Plaza Trust(b)
Subordinated Series 2017-1MKT Class B
02/10/2032	3.845%	5,370,000	4,914,286
Tricon American Homes(b)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,400,000	6,640,428
Tricon American Homes Trust(b)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	7,500,000	6,285,541
WMRK Commercial Mortgage Trust(b),(c)
Series 2022-Class A
1-month Term SOFR + 2.789% Floor 2.789% 11/15/2027	7.616%	5,360,000	5,376,266
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $61,986,236)			50,687,484

Corporate Bonds & Notes 27.6%

Aerospace & Defense 0.6%
Boeing Co. (The)
05/01/2050	5.805%	2,116,000	2,127,497
Lockheed Martin Corp.
01/15/2033	5.250%	1,302,000	1,388,515
Northrop Grumman Corp.
05/01/2040	5.150%	300,000	302,819
03/15/2053	4.950%	630,000	627,212
Raytheon Technologies Corp.
07/01/2050	3.125%	1,250,000	921,919
02/27/2053	5.375%	1,690,000	1,779,301
TransDigm, Inc.(b)
08/15/2028	6.750%	2,597,000	2,622,960
United Technologies Corp.
11/16/2028	4.125%	3,575,000	3,522,848
Total			13,293,071
Agencies 0.1%
Tennessee Valley Authority
09/15/2031	1.500%	2,100,000	1,711,725
Airlines 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	4,938,308	4,866,150
Automotive 0.6%
Ford Motor Credit Co. LLC
11/13/2025	3.375%	4,245,000	3,937,977
11/04/2027	7.350%	1,065,000	1,098,607
General Motors Co.
04/01/2038	5.150%	653,000	589,985

4	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
06/20/2025	2.750%	5,666,000	5,369,292
10/15/2028	2.400%	1,858,000	1,591,760
Toyota Motor Credit Corp.
01/12/2028	4.625%	2,280,000	2,307,334
Total			14,894,955
Banking 5.8%
Banco Santander SA(e)
09/14/2027	1.722%	2,600,000	2,264,583
03/24/2028	4.175%	1,000,000	937,909
Bank of America Corp.(e)
07/22/2027	1.734%	10,895,000	9,752,633
10/22/2030	2.884%	7,092,000	6,167,663
10/20/2032	2.572%	1,775,000	1,450,929
04/27/2033	4.571%	1,425,000	1,355,634
Subordinated
09/21/2036	2.482%	2,225,000	1,685,529
Barclays PLC(e)
11/24/2027	2.279%	1,750,000	1,538,440
11/02/2028	7.385%	669,000	708,369
BNP Paribas SA(b),(e)
01/13/2029	5.125%	2,230,000	2,230,404
BPCE SA(b),(e)
01/18/2027	5.975%	2,136,000	2,133,258
Citigroup, Inc.(e)
02/24/2028	3.070%	2,381,000	2,214,988
07/24/2028	3.668%	4,820,000	4,565,791
10/27/2028	3.520%	4,244,000	3,969,384
03/31/2031	4.412%	1,305,000	1,241,460
01/25/2033	3.057%	4,430,000	3,759,330
Commonwealth Bank of Australia
03/13/2026	5.316%	2,861,000	2,909,334
Cooperatieve Rabobank UA(b),(e)
02/28/2029	5.564%	2,205,000	2,219,993
Credit Agricole SA(b)
07/12/2028	5.301%	1,045,000	1,058,564
Deutsche Bank AG(e)
Subordinated
05/24/2028	4.296%	2,227,000	2,204,473
Goldman Sachs Group Inc (The)(e)
01/27/2032	1.992%	3,410,000	2,719,774
Goldman Sachs Group, Inc. (The)(e)
01/24/2025	1.757%	2,995,000	2,903,310
03/09/2027	1.431%	4,325,000	3,865,954
10/21/2027	1.948%	4,381,000	3,912,372
04/23/2029	3.814%	649,000	610,497
HSBC Holdings PLC(e)
05/24/2032	2.804%	4,770,000	3,897,954
03/09/2044	6.332%	1,770,000	1,868,685
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(e)
04/22/2027	1.578%	2,692,000	2,418,345
02/24/2028	2.947%	4,128,000	3,830,050
06/01/2029	2.069%	6,830,000	5,914,874
04/22/2031	2.522%	5,102,000	4,363,878
04/22/2032	2.580%	2,770,000	2,333,254
Lloyds Banking Group PLC(e)
03/06/2029	5.871%	1,819,000	1,834,911
Mitsubishi UFJ Financial Group, Inc.(e)
02/22/2034	5.441%	1,592,000	1,608,481
Morgan Stanley(e)
10/21/2025	1.164%	4,786,000	4,470,253
02/18/2026	2.630%	5,368,000	5,098,223
02/01/2029	5.123%	828,000	833,186
01/22/2031	2.699%	3,885,000	3,344,658
10/20/2032	2.511%	2,055,000	1,682,028
PNC Financial Services Group, Inc. (The)(e)
01/24/2034	5.068%	3,290,000	3,248,147
Royal Bank of Canada
11/01/2027	6.000%	3,135,000	3,278,219
Societe Generale SA(b),(e)
01/10/2034	6.691%	1,274,000	1,302,275
State Street Corp.(e)
11/04/2028	5.820%	1,575,000	1,649,733
SunTrust Bank
Subordinated
05/15/2026	3.300%	1,589,000	1,466,560
Toronto-Dominion Bank (The)
01/12/2032	2.450%	2,000,000	1,658,821
06/08/2032	4.456%	1,094,000	1,059,869
Truist Bank(e)
Subordinated
09/17/2029	2.636%	1,623,000	1,520,798
Truist Financial Corp.(e)
01/26/2034	5.122%	1,545,000	1,504,997
UBS Group AG(b),(e)
08/10/2027	1.494%	4,792,000	4,126,205
Wells Fargo & Co.(e)
08/15/2026	4.540%	1,490,000	1,462,945
Total			134,157,924
Brokerage/Asset Managers/Exchanges 0.0%
CME Group, Inc.
03/15/2032	2.650%	219,000	189,722
Building Materials 0.4%
Builders FirstSource, Inc.(b)
03/01/2030	5.000%	5,888,000	5,487,040

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Materials, Inc.
07/01/2031	2.500%	2,119,000	1,737,730
Standard Industries, Inc.(b)
07/15/2030	4.375%	2,646,000	2,297,396
Total			9,522,166
Cable and Satellite 0.7%
CCO Holdings LLC/Holdings Capital Corp.(b)
01/15/2034	4.250%	4,660,000	3,609,516
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	1,340,000	1,058,320
Comcast Corp.
11/15/2035	6.500%	1,410,000	1,616,079
07/15/2036	3.200%	2,165,000	1,824,640
04/01/2040	3.750%	3,295,000	2,831,881
11/01/2056	2.937%	1,940,000	1,292,881
DISH DBS Corp.(b)
12/01/2026	5.250%	1,130,000	902,796
Time Warner Cable LLC
09/15/2042	4.500%	3,140,000	2,415,666
VTR Finance NV(b)
07/15/2028	6.375%	3,866,000	1,575,005
Total			17,126,784
Chemicals 0.2%
Albemarle Corp.
06/01/2027	4.650%	2,931,000	2,883,953
CF Industries, Inc.
03/15/2034	5.150%	1,009,000	967,596
06/01/2043	4.950%	1,480,000	1,266,317
Total			5,117,866
Construction Machinery 0.5%
Ashtead Capital, Inc.(b)
08/11/2032	5.500%	2,770,000	2,722,730
05/30/2033	5.550%	938,000	927,808
John Deere Capital Corp.
01/20/2028	4.750%	4,224,000	4,313,741
10/11/2029	4.850%	1,042,000	1,077,495
United Rentals North America, Inc.(b)
12/15/2029	6.000%	2,290,000	2,320,919
Total			11,362,693
Consumer Cyclical Services 0.2%
Block Financial LLC
08/15/2030	3.875%	4,296,000	3,713,566
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.5%
Clorox Co. (The)
05/15/2030	1.800%	2,595,000	2,146,896
05/01/2032	4.600%	2,370,000	2,353,896
GSK Consumer Healthcare Capital US LLC
03/24/2052	4.000%	1,150,000	953,734
Kenvue, Inc.(b)
03/22/2043	5.100%	3,285,000	3,389,265
03/22/2053	5.050%	563,000	580,595
Tempur Sealy International, Inc.(b)
10/15/2031	3.875%	2,336,000	1,950,710
Total			11,375,096
Diversified Manufacturing 0.5%
Chart Industries, Inc.(b)
01/01/2030	7.500%	3,050,000	3,151,317
GE Capital Funding LLC
05/15/2032	4.550%	1,094,000	1,073,042
Regal Rexnord Corp.(b)
04/15/2033	6.400%	2,727,000	2,731,563
Trane Technologies Financing Ltd.
03/03/2033	5.250%	996,000	1,029,696
Wabtec Corp.(e)
09/15/2028	4.950%	3,442,000	3,380,416
Total			11,366,034
Electric 2.8%
AEP Texas, Inc.
07/01/2030	2.100%	2,760,000	2,289,361
Ameren Corp.
01/15/2031	3.500%	2,975,000	2,701,099
Ameren Illinois Co.
09/01/2032	3.850%	1,195,000	1,131,160
12/01/2052	5.900%	656,000	733,780
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,623,000	1,366,869
CenterPoint Energy Houston Electric LLC
10/01/2032	4.450%	2,520,000	2,497,161
04/01/2033	4.950%	1,030,000	1,052,055
CenterPoint Energy, Inc.
06/01/2031	2.650%	1,923,000	1,628,454
Commonwealth Edison Co.
02/01/2053	5.300%	1,672,000	1,730,100
Dominion Energy, Inc.
08/01/2041	4.900%	1,890,000	1,732,635
Duke Energy Carolinas LLC
04/15/2031	2.550%	1,050,000	901,995

6	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
06/15/2031	2.550%	1,160,000	969,796
08/15/2052	5.000%	1,540,000	1,433,008
Duke Energy Florida LLC
06/15/2030	1.750%	1,845,000	1,521,241
11/15/2042	3.850%	340,000	285,787
11/15/2052	5.950%	875,000	974,724
Duke Energy Indiana LLC
04/01/2053	5.400%	413,000	421,074
Duke Energy Progress LLC
12/01/2044	4.150%	3,185,000	2,743,695
Entergy Arkansas LLC
06/15/2051	2.650%	1,410,000	910,586
Evergy Kansas Central, Inc.
03/15/2053	5.700%	420,000	439,029
Exelon Corp.
03/15/2028	5.150%	1,361,000	1,386,324
FEL Energy VI Sarl(b)
12/01/2040	5.750%	4,342,565	3,579,753
Florida Power & Light Co.
02/03/2032	2.450%	1,443,000	1,234,164
02/01/2042	4.125%	1,840,000	1,627,865
MidAmerican Energy Co.
10/15/2044	4.400%	2,030,000	1,864,533
NextEra Energy Capital Holdings, Inc.
02/28/2028	4.900%	1,870,000	1,882,883
02/28/2033	5.050%	2,150,000	2,155,984
02/28/2053	5.250%	1,007,000	993,290
Northern States Power Co.
04/01/2052	3.200%	1,685,000	1,240,106
NRG Energy, Inc.(b)
12/02/2025	2.000%	5,835,000	5,254,448
Pacific Gas and Electric Co.
01/15/2033	6.150%	593,000	608,602
06/01/2041	4.200%	1,090,000	859,499
04/01/2053	6.700%	210,000	216,242
PacifiCorp
03/15/2051	3.300%	2,070,000	1,531,530
PECO Energy Co.
08/15/2052	4.375%	2,270,000	2,060,467
Public Service Co. of Colorado(f)
04/01/2053	5.250%	1,260,000	1,284,221
Public Service Electric and Gas Co.
03/15/2032	3.100%	1,753,000	1,565,611
03/15/2033	4.650%	1,435,000	1,440,376
Union Electric Co.
04/01/2052	3.900%	1,456,000	1,225,096
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
10/15/2027	1.375%	2,148,000	1,863,658
Xcel Energy, Inc.
06/01/2030	3.400%	2,445,000	2,233,187
06/01/2032	4.600%	869,000	845,383
Total			64,416,831
Environmental 0.1%
Republic Services, Inc.
04/01/2034	5.000%	612,000	622,188
Waste Connections, Inc.
06/01/2032	3.200%	2,501,000	2,226,936
Total			2,849,124
Finance Companies 0.7%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2024	1.650%	873,000	815,241
10/29/2026	2.450%	161,000	144,495
Aircastle Ltd.(b)
08/11/2025	5.250%	2,396,000	2,340,985
Aircastle Ltd.(b),(e)
12/31/2079	5.250%	3,570,000	2,640,603
Avolon Holdings Funding Ltd.(b)
02/21/2026	2.125%	7,880,000	6,995,253
Golub Capital BDC, Inc.
08/24/2026	2.500%	1,110,000	955,328
Owl Rock Capital Corp.
07/15/2026	3.400%	431,000	381,455
OWL Rock Core Income Corp.
09/23/2026	3.125%	1,310,000	1,117,284
Total			15,390,644
Food and Beverage 1.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,685,000	4,577,648
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	4,415,000	4,509,828
JDE Peet’s NV(b)
09/24/2031	2.250%	3,195,000	2,515,582
Keurig Dr Pepper, Inc.
04/15/2032	4.050%	1,075,000	1,018,332
Kraft Heinz Foods Co.
05/15/2027	3.875%	2,050,000	2,001,019
06/04/2042	5.000%	2,499,000	2,390,893
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	1,069,000	1,036,928
Mondelez International, Inc.
03/17/2027	2.625%	2,100,000	1,961,586

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nestle Holdings, Inc.(b)
03/14/2033	4.850%	2,040,000	2,133,293
PepsiCo, Inc.
07/18/2032	3.900%	873,000	853,392
Sysco Corp.
04/01/2030	5.950%	5,300,000	5,638,660
United Natural Foods, Inc.(b)
10/15/2028	6.750%	3,140,000	2,913,875
Total			31,551,036
Gaming 0.7%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,616,000	1,417,592
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	2,485,000	2,415,938
International Game Technology PLC(b)
01/15/2029	5.250%	6,160,000	5,898,545
Scientific Games International, Inc.(b)
11/15/2029	7.250%	3,281,000	3,285,352
VICI Properties LP/Note Co., Inc.(b)
08/15/2030	4.125%	2,770,000	2,461,319
Total			15,478,746
Health Care 1.3%
Baxter International, Inc.
02/01/2027	1.915%	1,690,000	1,512,468
CVS Health Corp.
02/21/2033	5.250%	2,475,000	2,520,917
03/25/2038	4.780%	1,955,000	1,862,721
03/25/2048	5.050%	2,655,000	2,484,355
02/21/2053	5.625%	3,385,000	3,428,818
Danaher Corp.
12/10/2051	2.800%	2,110,000	1,479,068
GE Healthcare Holding LLC(b)
11/15/2027	5.650%	4,935,000	5,102,553
HCA, Inc.
07/15/2031	2.375%	1,690,000	1,362,619
Kaiser Foundation Hospitals
06/01/2051	3.002%	1,575,000	1,112,961
Novant Health, Inc.
11/01/2051	3.168%	1,880,000	1,356,330
Universal Health Services, Inc.
09/01/2026	1.650%	3,813,000	3,331,616
10/15/2030	2.650%	4,480,000	3,591,336
Total			29,145,762
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.8%
Centene Corp.
12/15/2029	4.625%	3,567,000	3,355,844
02/15/2030	3.375%	3,474,000	3,042,464
Elevance Health, Inc.
02/15/2053	5.125%	1,070,000	1,065,892
Humana, Inc.
02/03/2032	2.150%	2,730,000	2,208,491
UnitedHealth Group, Inc.
02/15/2033	5.350%	2,145,000	2,279,641
04/15/2033	4.500%	2,115,000	2,102,219
02/15/2053	5.875%	1,665,000	1,871,456
04/15/2053	5.050%	2,115,000	2,137,820
Total			18,063,827
Healthcare REIT 0.0%
Healthpeak OP LLC
12/15/2032	5.250%	1,115,000	1,117,750
Home Construction 0.2%
DR Horton, Inc.
10/15/2024	2.500%	2,850,000	2,746,018
KB Home
11/15/2029	4.800%	2,605,000	2,385,216
Total			5,131,234
Independent Energy 0.9%
Aker BP ASA(b)
01/15/2030	3.750%	1,910,000	1,726,186
Antero Resources Corp.(b)
02/01/2029	7.625%	1,693,000	1,731,885
Continental Resources, Inc.(b)
11/15/2026	2.268%	2,040,000	1,808,392
Diamondback Energy, Inc.
03/15/2033	6.250%	2,140,000	2,264,440
EQT Corp.
04/01/2028	5.700%	2,148,000	2,153,061
Geopark Ltd.(b)
01/17/2027	5.500%	2,250,000	1,887,215
MEG Energy Corp.(b)
02/01/2029	5.875%	4,635,000	4,465,896
Occidental Petroleum Corp.
09/01/2030	6.625%	1,011,000	1,064,278
Southwestern Energy Co.
03/15/2030	5.375%	4,742,000	4,452,651
Total			21,554,004

8	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.3%
BP Capital Markets America, Inc.
06/17/2041	3.060%	1,720,000	1,330,218
Cenovus Energy, Inc.
01/15/2032	2.650%	1,910,000	1,577,154
Shell International Finance BV
11/07/2029	2.375%	2,170,000	1,925,704
05/11/2045	4.375%	1,200,000	1,107,732
Total			5,940,808
Life Insurance 0.2%
Five Corners Funding Trust III(b)
02/15/2033	5.791%	1,204,000	1,235,554
MetLife, Inc.
01/15/2054	5.250%	1,350,000	1,317,492
SBL Holdings, Inc.(b),(e)
12/31/2079	6.500%	2,941,000	1,979,135
Total			4,532,181
Lodging 0.1%
Marriott International, Inc.
10/15/2032	3.500%	1,437,000	1,259,510
Media and Entertainment 0.5%
Fox Corp.
01/25/2039	5.476%	2,425,000	2,324,296
Gray Escrow II, Inc.(b)
11/15/2031	5.375%	3,640,000	2,387,780
Magallanes, Inc.(b)
03/15/2027	3.755%	1,316,000	1,239,777
03/15/2042	5.050%	838,000	700,696
Viacom, Inc.
03/15/2043	4.375%	970,000	689,010
Viacom, Inc.(e)
Junior Subordinated
02/28/2057	6.250%	3,055,000	2,291,261
ViacomCBS, Inc.
01/15/2031	4.950%	1,185,000	1,092,579
Total			10,725,399
Metals and Mining 0.2%
Glencore Funding LLC(b)
09/23/2031	2.625%	2,975,000	2,441,215
Minera Mexico SA de CV(b)
01/26/2050	4.500%	668,000	516,671
South32 Treasury Ltd.(b)
04/14/2032	4.350%	2,125,000	1,902,190
Total			4,860,076
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.9%
Enbridge, Inc.
03/08/2033	5.700%	1,358,000	1,412,550
Energy Transfer LP
02/15/2033	5.750%	2,106,000	2,150,555
Energy Transfer Partners LP
03/15/2035	4.900%	1,870,000	1,748,636
Enterprise Products Operating LLC
03/15/2044	4.850%	1,708,000	1,584,138
Galaxy Pipeline Assets Bidco Ltd.(b)
09/30/2040	2.940%	5,699,100	4,618,566
Kinder Morgan Energy Partners LP
09/01/2039	6.500%	1,205,000	1,263,610
MPLX LP
08/15/2030	2.650%	2,000,000	1,699,022
03/01/2053	5.650%	606,000	582,837
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	3,455,000	3,476,674
Venture Global Calcasieu Pass LLC(b)
11/01/2033	3.875%	1,949,000	1,636,016
Western Midstream Operating LP(f)
04/01/2033	6.150%	828,000	839,379
Total			21,011,983
Natural Gas 0.3%
Infraestructura Energetica Nova SAB de CV(b)
01/15/2051	4.750%	3,400,000	2,495,289
Sempra Energy
06/15/2027	3.250%	3,200,000	2,999,811
Southern Co. Gas Capital Corp.
01/15/2031	1.750%	2,835,000	2,263,258
Total			7,758,358
Office REIT 0.2%
Alexandria Real Estate Equities, Inc.
07/30/2029	4.500%	264,000	255,725
03/15/2034	2.950%	290,000	231,911
04/15/2035	4.750%	886,000	830,140
02/01/2050	4.000%	2,045,000	1,540,197
04/15/2053	5.150%	663,000	606,851
Total			3,464,824
Oil Field Services 0.2%
Helmerich & Payne, Inc.
09/29/2031	2.900%	3,232,000	2,676,457
Schlumberger Investment SA
06/26/2030	2.650%	2,090,000	1,850,581
Total			4,527,038

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.1%
Quanta Services, Inc.
01/15/2032	2.350%	3,120,000	2,471,719
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	1,180,000	1,042,538
02/01/2027	4.250%	2,989,000	2,360,491
Total			3,403,029
Other Utility 0.2%
American Water Capital Corp.
06/01/2032	4.450%	3,070,000	3,020,787
Essential Utilities, Inc.
04/15/2030	2.704%	2,570,000	2,222,151
Total			5,242,938
Packaging 0.1%
Sonoco Products Co.
02/01/2027	2.250%	2,795,000	2,532,967
Pharmaceuticals 1.3%
AbbVie, Inc.
11/21/2029	3.200%	3,050,000	2,829,098
11/06/2042	4.400%	4,700,000	4,282,273
Amgen, Inc.
08/18/2029	4.050%	4,715,000	4,555,464
03/02/2033	5.250%	2,036,000	2,091,035
03/02/2043	5.600%	2,580,000	2,660,280
03/02/2053	5.650%	2,300,000	2,393,692
Bristol Myers Squibb Co.
03/15/2032	2.950%	2,680,000	2,416,733
11/13/2050	2.550%	1,968,000	1,319,136
Eli Lilly & Co.
02/27/2053	4.875%	1,720,000	1,778,390
Roche Holdings, Inc.(b)
12/13/2051	2.607%	2,850,000	1,993,002
Viatris, Inc.
06/22/2050	4.000%	888,000	584,100
Zoetis, Inc.
11/16/2032	5.600%	2,271,000	2,422,773
Total			29,325,976
Property & Casualty 0.1%
Allstate Corp. (The)
03/30/2033	5.250%	1,246,000	1,259,090
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.4%
Burlington Northern Santa Fe LLC
04/01/2045	4.150%	2,035,000	1,811,128
09/15/2051	3.300%	1,325,000	1,011,568
CSX Corp.
03/15/2029	4.250%	1,900,000	1,875,501
Norfolk Southern Corp.
06/01/2053	4.550%	1,290,000	1,159,212
Union Pacific Corp.
08/15/2039	3.550%	3,225,000	2,744,916
Total			8,602,325
Restaurants 0.1%
Starbucks Corp.
02/15/2026	4.750%	2,740,000	2,757,944
Retail REIT 0.2%
Essential Properties LP
07/15/2031	2.950%	2,176,000	1,606,179
Kimco Realty Corp.
02/01/2033	4.600%	735,000	689,000
National Retail Properties, Inc.
10/15/2048	4.800%	1,730,000	1,463,726
Total			3,758,905
Retailers 0.5%
Amazon.com, Inc.
12/01/2025	4.600%	575,000	579,931
12/01/2027	4.550%	1,100,000	1,116,506
Lowe’s Companies, Inc.
04/01/2031	2.625%	4,855,000	4,145,013
07/01/2053	5.750%	2,815,000	2,867,489
O’Reilly Automotive, Inc.
06/15/2032	4.700%	1,687,000	1,663,033
Total			10,371,972
Technology 0.8%
Apple, Inc.
08/08/2052	3.950%	3,795,000	3,401,734
Dell International LLC/EMC Corp.
07/15/2036	8.100%	791,000	919,547
Equinix, Inc.
11/18/2026	2.900%	2,330,000	2,166,900
Intel Corp.
02/10/2053	5.700%	1,474,000	1,501,692
08/12/2061	3.200%	2,753,000	1,819,472

10	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Business Machines Corp.
05/15/2026	3.300%	2,200,000	2,121,162
02/06/2033	4.750%	2,997,000	2,977,883
Oracle Corp.
05/15/2035	3.900%	1,770,000	1,547,345
07/15/2036	3.850%	1,017,000	864,676
04/01/2040	3.600%	2,608,000	2,020,923
Total			19,341,334
Transportation Services 0.1%
GXO Logistics, Inc.
07/15/2031	2.650%	2,318,000	1,806,448
Treasury 0.3%
Romanian Government International Bond(b)
02/17/2028	6.625%	5,926,000	6,161,380
Wireless 0.6%
Crown Castle International Corp.
07/01/2050	4.150%	1,484,000	1,186,752
Sprint Corp.
02/15/2025	7.625%	5,325,000	5,530,241
T-Mobile US, Inc.
04/15/2029	3.375%	5,368,000	4,893,660
04/15/2040	4.375%	955,000	855,455
Vodafone Group PLC
06/19/2049	4.875%	2,335,000	2,109,604
Total			14,575,712
Wirelines 0.6%
AT&T, Inc.
05/15/2035	4.500%	2,621,000	2,457,874
08/15/2037	4.900%	2,185,000	2,084,196
03/09/2049	4.550%	1,480,000	1,286,781
Telecom Italia Capital SA
11/15/2033	6.375%	3,600,000	3,223,871
Telefonica Emisiones SAU
03/06/2048	4.895%	1,750,000	1,446,459
Verizon Communications, Inc.
01/15/2036	4.272%	2,450,000	2,276,424
03/15/2039	4.812%	960,000	918,608
Total			13,694,213
Total Corporate Bonds & Notes (Cost $683,684,024)			632,782,839

Foreign Government Obligations(a),(g) 2.7%

Chile 0.1%
Chile Government International Bond
01/31/2052	4.000%	1,750,000	1,426,257
Foreign Government Obligations(a),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.3%
Colombia Government International Bond
02/02/2034	7.500%		3,171,000	3,130,280
Ecopetrol SA
01/13/2033	8.875%		4,275,000	4,327,615
Total				7,457,895
Germany 1.1%
Bundesrepublik Deutschland Bundesanleihe(b),(h)
02/15/2032	0.000%	EUR	10,000,000	8,917,294
05/15/2035	0.000%	EUR	7,500,000	6,131,630
Bundesrepublik Deutschland Bundesanleihe(b)
08/15/2032	1.700%	EUR	10,000,000	10,347,238
Total				25,396,162
Mexico 0.4%
Mexico Government International Bond
02/09/2035	6.350%		952,000	1,012,280
Petroleos Mexicanos
02/16/2032	6.700%		4,300,000	3,425,335
Petroleos Mexicanos(b)
02/07/2033	10.000%		4,890,000	4,673,039
Total				9,110,654
Norway 0.0%
Equinor ASA
11/18/2049	3.250%		1,590,000	1,224,982
Qatar 0.1%
Ooredoo International Finance Ltd.(b)
04/08/2031	2.625%		1,900,000	1,648,037
Saudi Arabia 0.5%
SA Global Sukuk Ltd.(b)
06/17/2031	2.694%		7,000,000	6,150,123
Saudi Government International Bond(b)
01/18/2028	4.750%		2,027,000	2,056,028
10/25/2032	5.500%		2,490,000	2,661,662
Total				10,867,813
South Africa 0.0%
Republic of South Africa Government International Bond
06/22/2030	5.875%		800,000	752,549
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(b)
04/29/2028	2.000%		2,240,000	1,997,694

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(a),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
Antares Holdings LP(b)
01/15/2027	2.750%	1,876,000	1,528,493
DAE Funding LLC(b)
08/01/2024	1.550%	1,218,000	1,146,742
Total			2,675,235
Total Foreign Government Obligations (Cost $64,017,528)			62,557,278

Inflation-Indexed Bonds 1.4%

United States 1.4%
U.S. Treasury Inflation-Indexed Bond
07/15/2023	0.375%	16,712,150	16,763,075
01/15/2024	0.625%	15,386,040	15,257,479
Total			32,020,554
Total Inflation-Indexed Bonds (Cost $31,863,643)			32,020,554

Municipal Bonds 1.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	1,601,576
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	561,133
University of California
Revenue Bonds
Taxable
Series 2021BJ
05/15/2051	3.071%	2,185,000	1,574,505
Total			3,737,214
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	1,735,302
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,091,093
Total			2,826,395
Local General Obligation 0.1%
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	710,304
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	1,029,644
Total			1,739,948
Municipal Power 0.1%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	994,649
Texas Natural Gas Securitization Finance
Series 2023
04/01/2041	5.169%	1,635,000	1,729,641
Total			2,724,290
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,158,420
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	910,000	891,332
Total			2,049,752
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,030,291

12	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%	2,220,000	2,327,330
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,778,916
New York State Dormitory Authority
Unrefunded Revenue Bonds
Taxable
Series 2019F
02/15/2043	3.190%	1,265,000	1,006,968
Total			2,785,884
State Appropriated 0.2%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,132,957
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,782,489
Total			4,915,446
State General Obligation 0.3%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,445,000	4,274,687
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,276,317
Total			6,551,004
Tobacco 0.2%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	4,635,000	3,866,351
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.3%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010S-1
04/01/2040	6.918%	1,265,000	1,506,125
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	2,005,758
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,617,088
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	1,977,555
Total			7,106,526
Water & Sewer 0.0%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,180,816
Total Municipal Bonds (Cost $48,411,111)			43,841,247

Residential Mortgage-Backed Securities - Agency 29.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)
12-month USD LIBOR + 1.868% Cap 10.023% 07/01/2036	3.687%	598,109	602,472
1-year CMT + 2.135% Cap 10.641% 10/01/2036	4.197%	504,993	515,119
1-year CMT + 2.256% Cap 10.180% 04/01/2037	3.949%	548,162	559,246
12-month USD LIBOR + 1.890% Cap 9.015% 07/01/2041	4.094%	176,736	174,815
12-month USD LIBOR + 1.650% Cap 7.138% 12/01/2042	3.900%	351,489	351,806

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
02/01/2038- 11/01/2052	6.000%	22,536,576	23,147,692
03/01/2042- 01/01/2052	2.500%	36,592,838	31,810,083
05/01/2050- 05/01/2052	3.500%	19,390,170	18,183,654
07/01/2051- 02/01/2052	3.000%	30,162,175	27,145,112
08/01/2051	2.000%	26,633,161	22,063,376
08/01/2051- 05/01/2052	4.000%	14,858,986	14,302,050
07/01/2052- 08/01/2052	5.000%	13,296,654	13,348,256
10/01/2052	4.500%	16,868,038	16,568,986
12/01/2052	5.500%	3,810,654	3,857,486
Federal Home Loan Mortgage Corp.(i)
10/01/2052	4.500%	13,890,865	13,609,248
Federal National Mortgage Association
12/01/2033- 09/01/2037	6.000%	637,629	664,087
03/01/2034- 05/01/2052	3.500%	43,485,691	40,845,746
05/01/2036- 03/01/2052	2.000%	31,335,030	26,903,966
04/01/2039- 09/01/2052	4.500%	15,490,201	15,378,616
05/01/2039- 01/01/2053	6.500%	19,805,453	20,441,982
08/01/2041- 11/01/2059	4.000%	57,550,754	55,480,506
03/01/2042- 05/01/2052	2.500%	84,848,787	73,610,112
05/01/2050- 06/01/2052	3.000%	38,111,428	34,494,387
08/01/2052- 09/01/2052	5.000%	25,630,404	25,680,281
10/01/2052- 01/01/2053	5.500%	30,711,974	31,031,108
Federal National Mortgage Association(c)
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.119% 06/01/2035	5.194%	185,198	186,126
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.177% 06/01/2035	5.207%	819,007	822,870
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.325% 06/01/2035	5.267%	299,645	300,780
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.078% 06/01/2035	5.314%	262,747	263,530
1-year CMT + 2.153% Floor 2.153%, Cap 9.619% 03/01/2038	4.181%	772,730	788,900
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.182% 03/01/2047	3.182%	990,421	956,510
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.116% 04/01/2047	3.116%	842,641	813,754
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	5.145%	325,795	323,738
Federal National Mortgage Association(i)
09/01/2051	2.500%	11,712,358	10,101,520
05/01/2052	3.500%	13,638,706	12,682,814
Government National Mortgage Association
02/15/2040- 06/15/2041	4.500%	6,815,093	6,879,098
03/15/2040	5.000%	436,809	451,741
11/20/2040	4.000%	405,939	400,816
04/20/2042- 06/20/2051	3.500%	10,305,097	9,811,985
04/20/2050- 07/20/2050	3.000%	23,389,780	21,484,978
10/20/2050	2.000%	32,632,436	27,915,570
11/20/2050- 12/20/2051	2.500%	45,376,468	39,825,716
Government National Mortgage Association TBA(f)
05/18/2053	5.500%	20,289,000	20,501,797
Uniform Mortgage-Backed Security TBA(f)
05/11/2053	6.000%	10,594,000	10,806,294
Total Residential Mortgage-Backed Securities - Agency (Cost $692,267,623)			676,088,729

Residential Mortgage-Backed Securities - Non-Agency 4.1%

Angel Oak Mortgage Trust(b),(d)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,526,137
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% Floor 2.250%, Cap 9.895% 02/25/2036	7.010%	651,988	610,734
Bellemeade Re Ltd.(b),(c)
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	7.745%	4,037,753	4,058,175
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	6.795%	1,553,908	1,548,255
CHNGE Mortgage Trust(b),(d)
CMO Series 2022-NQM1 Class A2
06/25/2067	5.820%	4,817,140	4,738,513

14	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-1 Class A1
03/25/2058	7.065%	4,894,705	4,927,658
Citigroup Mortgage Loan Trust(b),(d)
Subordinated CMO Series 2015-PS1 Class B3
09/25/2042	5.138%	4,459,702	4,190,701
Eagle Re Ltd.(b),(c)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 4.000% Floor 4.000% 11/25/2028	8.845%	3,000,000	3,100,404
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% Floor 3.000% 11/25/2028	7.845%	8,130,000	8,158,561
Ellington Financial Mortgage Trust(b),(d)
CMO Series 2023-1 Class A2
02/25/2068	6.524%	4,617,312	4,596,638
Fannie Mae Connecticut Avenue Securities(c)
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	7.445%	938,500	945,518
CMO Series 2014-C04 Class 1M2
1-month USD LIBOR + 4.900% 11/25/2024	9.745%	1,201,255	1,251,462
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% Floor 4.000% 05/25/2025	8.845%	593,933	613,702
CMO Series 2016-C01 Class 1M2
1-month USD LIBOR + 6.750% Floor 6.750% 08/25/2028	11.595%	1,367,633	1,459,380
Fannie Mae Connecticut Avenue Securities(b),(c)
CMO Series 2015-C01 Class 1M2
1-month USD LIBOR + 4.300% Floor 4.300% 02/25/2025	9.145%	188,973	195,092
Freddie Mac STACR REMIC Trust(b),(c)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	7.945%	1,601,368	1,636,419
GCAT Trust(b),(d)
CMO Series 2023-NQM2 Class A2
11/25/2067	6.243%	3,303,667	3,310,247
Genworth Mortgage Insurance Corp.(b),(c)
CMO Series 2021-1 Class M2
1-month USD LIBOR + 3.900% Floor 3.900% 08/25/2033	8.745%	2,480,953	2,494,122
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(b),(c)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	7.845%	5,006,866	5,042,763
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	10.095%	3,150,000	3,185,036
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	7.410%	2,550,000	2,543,275
Homeward Opportunities Fund I Trust(b),(d)
CMO Series 2020-2 Class B3
05/25/2065	5.486%	7,075,000	5,873,016
JPMorgan Mortgage Trust(d)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.167%	177,726	168,712
CMO Series 2006-A4 Class 3A1
06/25/2036	3.349%	899,905	632,959
Radnor Re Ltd.(b),(c)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	6.410%	3,079,004	3,063,840
Residential Mortgage Loan Trust(b),(d)
Subordinated CMO Series 2019-3 Class B1
09/25/2059	3.810%	4,750,000	4,054,158
STACR Trust(b),(c)
CMO Series 2018-HRP1 Class M2
1-month USD LIBOR + 1.650% 04/25/2043	6.495%	72,492	72,492
Starwood Mortgage Residential Trust(b)
CMO Series 2020-2 Class B2E
04/25/2060	3.000%	5,000,000	3,965,283
Verus Securitization Trust(b),(d)
CMO Series 2022-INV1 Class A2
08/25/2067	5.802%	4,436,044	4,398,928
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	5,211,000	4,225,748
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	5,000,000	4,016,834
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	150,268	134,657
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $99,423,303)			93,739,419

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
U.S. Treasury Obligations 16.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
02/15/2025	1.500%	20,000,000	19,050,781
08/15/2051	2.000%	7,000,000	4,924,062
U.S. Treasury
09/30/2025	3.000%	25,000,000	24,449,219
12/15/2025	4.000%	30,000,000	30,114,844
01/15/2026	3.875%	1,500,000	1,500,586
11/30/2027	3.875%	41,700,000	42,139,805
02/29/2028	4.000%	10,000,000	10,182,031
11/30/2029	3.875%	18,000,000	18,312,187
12/31/2029	3.875%	3,500,000	3,563,438
02/28/2030	4.000%	18,000,000	18,480,937
03/31/2030	3.625%	18,700,000	18,790,578
08/15/2032	2.750%	10,000,000	9,410,937
02/15/2039	3.500%	5,500,000	5,433,828
08/15/2040	1.125%	2,000,000	1,321,563
11/15/2040	1.375%	3,000,000	2,064,375
02/15/2041	1.875%	3,000,000	2,244,375
05/15/2041	2.250%	5,000,000	3,971,094
08/15/2041	3.750%	2,000,000	1,995,938
11/15/2041	3.125%	6,400,000	5,832,000
02/15/2042	2.375%	4,500,000	3,617,578
05/15/2042	3.000%	4,500,000	3,993,047
05/15/2042	3.250%	11,000,000	10,149,219
08/15/2042	3.375%	34,000,000	31,933,437
11/15/2042	4.000%	14,600,000	14,996,937
11/15/2043	3.750%	3,000,000	2,961,094
02/15/2044	3.625%	900,000	870,188
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2044	3.000%	15,000,000	13,082,812
11/15/2047	2.750%	3,000,000	2,496,094
11/15/2048	3.375%	2,500,000	2,338,672
05/15/2049	2.875%	5,500,000	4,705,078
08/15/2049	2.250%	3,500,000	2,631,016
11/15/2049	2.375%	7,000,000	5,408,594
05/15/2050	1.250%	1,800,000	1,046,813
02/15/2051	1.875%	3,800,000	2,596,469
05/15/2051	2.375%	500,000	383,906
08/15/2052	3.000%	11,500,000	10,105,625
11/15/2052	4.000%	37,500,000	39,814,453
Total U.S. Treasury Obligations (Cost $393,566,176)			376,913,610

Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(k),(l)	121,809,248	121,784,887
Total Money Market Funds (Cost $121,790,211)		121,784,887
Total Investments in Securities (Cost: $2,472,521,268)		2,344,007,132
Other Assets & Liabilities, Net		(49,524,774)
Net Assets		2,294,482,358

At March 31, 2023, securities and/or cash totaling $20,261,184 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,469,737 EUR	25,019,679 USD	Goldman Sachs	06/15/2023	—	(539,428)
9,590,238 CAD	7,007,232 USD	UBS	06/15/2023	—	(97,291)
Total				—	(636,719)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	9	06/2023	USD	1,180,406	2,161	—
U.S. Treasury 10-Year Note	2,015	06/2023	USD	231,567,578	—	(1,158,345)
U.S. Treasury 2-Year Note	764	06/2023	USD	157,730,188	72,156	—
U.S. Treasury 5-Year Note	1,068	06/2023	USD	116,954,344	1,772,141	—
U.S. Treasury Ultra 10-Year Note	613	06/2023	USD	74,259,203	1,962,404	—
U.S. Treasury Ultra Bond	206	06/2023	USD	29,071,750	587,391	—
Total					4,396,253	(1,158,345)

16	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2023 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Goldman Sachs	12/20/2027	5.000	Quarterly	USD	22,400,000	319,978	—	—	319,978	—
Markit CDX North America High Yield Index, Series 39	Goldman Sachs	12/20/2027	5.000	Quarterly	USD	22,650,000	(375,898)	—	—	—	(375,898)
Total							(55,920)	—	—	319,978	(375,898)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $582,534,340, which represents 25.39% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of March 31, 2023.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Zero coupon bond.
(i)	Represents a security purchased on a forward commitment basis.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	27,527,770	343,920,548	(249,657,341)	(6,090)	121,784,887	1,879	829,535	121,809,248
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2023	17

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7028_12_B01_(05/23)